Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 54.6%

United States – 54.6%
U.S. Treasury Notes 1.125%, 09/30/2021-02/28/2025	U.S.$	9,455	$9,636,012
1.375%, 01/31/2021(a)		11,911	11,994,749
1.50%, 08/31/2021		13,536	13,743,270
1.625%, 06/30/2021-08/15/2022		13,944	14,253,973
2.00%, 01/15/2021-02/15/2022		9,706	9,860,743
2.25%, 03/31/2021-04/30/2021		15,723	15,976,452
2.375%, 04/15/2021		14,135	14,380,154
2.50%, 01/31/2021-02/28/2021		27,888	28,273,785
2.875%, 11/15/2021		6,713	6,960,127
3.625%, 02/15/2021		4,607	4,705,619

Total Governments - Treasuries (cost $127,734,863)			129,784,884

CORPORATES - INVESTMENT GRADE – 6.7%
Financial Institutions – 3.7%
Banking – 3.2%
Capital One Financial Corp. 2.60%, 05/11/2023		230	240,122
Citigroup, Inc. 3.106%, 04/08/2026		346	371,950
3.142%, 01/24/2023		650	672,347
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	310,826
Danske Bank A/S 3.244%, 12/20/2025(b)		525	544,383
JPMorgan Chase & Co. 2.295%, 08/15/2021		474	474,991
Lloyds Banking Group PLC 4.05%, 08/16/2023		350	380,121
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022		1,000	1,040,350
NatWest Markets PLC 3.625%, 09/29/2022(b)		825	864,303
PNC Bank NA 1.348% (LIBOR 3 Month + 0.25%), 01/22/2021(c)		875	875,962
Royal Bank of Canada Series G 1.60%, 04/17/2023		572	586,203
UBS AG/London 1.75%, 04/21/2022(b)		212	215,952
Westpac Banking Corp. 2.65%, 01/25/2021		1,002	1,014,415

			7,591,925

Insurance – 0.3%
Metropolitan Life Global Funding I 2.40%, 06/17/2022(b)		650	674,596

REITS – 0.2%
WP Carey, Inc. 4.60%, 04/01/2024		550	589,006

	Principal Amount (000)		U.S. $ Value

			$8,855,527

Industrial – 3.0%
Capital Goods – 0.4%
Boeing Co. (The) 2.30%, 08/01/2021	U.S.$	610	614,050
John Deere Capital Corp. 3.20%, 01/10/2022		236	245,728

			859,778

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 5.20%, 03/20/2023		274	292,802
Volkswagen Group of America Finance LLC 2.90%, 05/13/2022 (b)		246	253,941

			546,743

Consumer Cyclical - Retailers – 0.2%
Ralph Lauren Corp. 1.70%, 06/15/2022		411	417,757

Consumer Non-Cyclical – 0.7%
Biogen, Inc. 4.05%, 09/15/2025		600	688,296
GlaxoSmithKline Capital PLC 2.875%, 06/01/2022		875	912,476

			1,600,772

Energy – 1.0%
BP Capital Markets America, Inc. 2.937%, 04/06/2023		454	480,346
Enterprise Products Operating LLC 2.80%, 02/15/2021		400	405,692
Marathon Petroleum Corp. 4.50%, 05/01/2023		372	400,968
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		290	302,252
Williams Cos., Inc. (The) 4.125%, 11/15/2020		742	744,137

			2,333,395

Technology – 0.4%
Infor, Inc. 1.45%, 07/15/2023 (b)		157	157,941
International Business Machines Corp. 2.85%, 05/13/2022		675	705,530
Leidos, Inc. 2.95%, 05/15/2023 (b)		137	143,814

			1,007,285

Transportation - Airlines – 0.1%
Southwest Airlines Co. 4.75%, 05/04/2023		279	286,600

	Principal Amount (000)		U.S. $ Value

			$7,052,330

Total Corporates - Investment Grade (cost $15,356,143)			15,907,857

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.0%
Non-Agency Fixed Rate CMBS – 4.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)	U.S.$	185	162,808
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683%, 09/10/2045(b)		600	613,922
Series 2013-GC11, Class B 3.732%, 04/10/2046		350	356,755
Series 2013-GC11, Class XA 1.519%, 04/10/2046(d)		8,545	259,443
Series 2013-GC15, Class C 5.387%, 09/10/2046		516	528,667
Series 2015-GC29, Class A2 2.674%, 04/10/2048		14	14,108
Commercial Mortgage Trust Series 2013-LC6, Class XA 1.488%, 01/10/2046(d)		2,360	60,623
Series 2014-UBS4, Class A5 3.694%, 08/10/2047		750	807,799
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.642%, 02/10/2046(d)		7,743	239,763
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(b)		750	767,087
Series 2011-GC5, Class D 5.555%, 08/10/2044(b)		40	29,673
Series 2012-GC6, Class B 5.839%, 01/10/2045(b)		450	451,639
Series 2012-GCJ7, Class AS 4.085%, 05/10/2045		500	512,992
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		518	527,409
Series 2015-GC28, Class A5 3.396%, 02/10/2048		500	537,600
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class D 5.822%, 11/15/2043(b)		546	485,192
Series 2012-C8, Class C 4.778%, 10/15/2045(b)		355	282,722
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.985%, 09/15/2047(d)		10,212	290,705
Series 2015-C29, Class A2 2.921%, 05/15/2048		35	34,842

	Principal Amount (000)		U.S. $ Value

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)	U.S.$	587	$596,388
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.982%, 07/15/2050		41	40,834
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.684%, 09/15/2047(b)		100	99,273
Series 2011-C3, Class C 5.419%, 07/15/2049(b)		250	222,456
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A3 2.533%, 12/10/2045		612	611,676
Series 2013-C5, Class C 4.235%, 03/10/2046(b)		505	464,984
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		82	82,322
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class C 5.392%, 02/15/2044(b)		516	511,356
Series 2011-C3, Class C 5.335%, 03/15/2044(b)		250	241,910
Series 2012-C10, Class XA 1.679%, 12/15/2045(b) (d)		1,082	33,558

			9,868,506

Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.185% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (c)		225	208,654
BFLD Series 2019-DPLO, Class D 2.025% (LIBOR 1 Month + 1.84%), 10/15/2034(b) (c)		187	166,393
CLNY Trust Series 2019-IKPR, Class D 2.21% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (c)		180	151,157
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.224% (LIBOR 1 Month + 1.03%), 12/19/2030(b) (c)		297	281,999
Great Wolf Trust Series 2019-WOLF, Class A 1.219% (LIBOR 1 Month + 1.03%), 12/15/2036(b) (c)		700	672,228
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.385% (LIBOR 1 Month + 1.20%), 06/15/2038(b) (c)		503	479,858

	Principal Amount (000)		U.S. $ Value

Series 2019-SMP, Class A 1.335% (LIBOR 1 Month + 1.15%), 08/15/2032(b) (c)	U.S.$	250	$237,476
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.045% (LIBOR 1 Month + 1.85%), 01/16/2037(b) (c)		70	63,459
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 3.235% (LIBOR 1 Month + 3.05%), 05/15/2036(b) (c)		365	291,779
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.968% (LIBOR 1 Month + 0.78%), 07/15/2033(b) (c)		270	262,601
Series 2019-MILE, Class A 1.685% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (c)		166	162,332
Starwood Retail Property Trust Series 2014-STAR, Class A 1.655% (LIBOR 1 Month + 1.47%), 11/15/2027(b) (c)		859	656,112

			3,634,048

Agency CMBS – 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K033, Class A1 2.871%, 02/25/2023		860	890,637
Government National Mortgage Association Series 2006-51, Class IO 0.971%, 08/16/2046(d)		367	927

			891,564

Total Commercial Mortgage-Backed Securities (cost $15,152,889)			14,394,118

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 2.0%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.535% (LIBOR 1 Month + 1.35%), 08/25/2028(b) (c)		154	152,724
Series 2019-1A, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 03/25/2029(b) (c)		400	372,378
Series 2019-3A, Class M1B 1.785% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (c)		260	251,522
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M1 0.955% (LIBOR 1 Month + 0.77%), 10/25/2039(b) (c)		82	82,090

	Principal Amount (000)		U.S. $ Value

Series 2020-R02, Class 2M1
0.935% (LIBOR 1 Month + 0.75%), 01/25/2040(b) (c)	U.S.$	128	$127,087
Eagle Re Ltd. Series 2020-1, Class M1A 1.085% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (c)		375	369,462
Federal Home Loan Mortgage Corp. Series 2019-HQA4, Class M1 0.955% (LIBOR 1 Month + 0.77%), 11/25/2049(b) (c)		32	31,868
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M3 4.335% (LIBOR 1 Month + 4.15%), 01/25/2025(c)		185	187,979
Series 2015-DNA3, Class M2 3.035% (LIBOR 1 Month + 2.85%), 04/25/2028(c)		68	68,200
Series 2015-HQ2, Class M2 2.135% (LIBOR 1 Month + 1.95%), 05/25/2025(c)		217	217,778
Series 2017-DNA1, Class M1 1.385% (LIBOR 1 Month + 1.20%), 07/25/2029(c)		19	19,273
Series 2017-HQA3, Class M2 2.535% (LIBOR 1 Month + 2.35%), 04/25/2030(c)		297	295,456
Series 2020-HQA2, Class M1 1.285% (LIBOR 1 Month + 1.10%), 03/25/2050(b) (c)		341	339,431
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(c)		493	506,488
Series 2015-C01, Class 1M2 4.485% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		151	151,718
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		35	35,158
Series 2016-C06, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		201	209,613
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.085% (LIBOR 1 Month + 1.90%), 11/26/2029(b) (c)		284	276,933
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (c)		172	168,731

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.934% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)	U.S.$	222	$208,574
Series 2019-3R, Class A 2.884% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		107	101,457
Radnor Re Ltd. Series 2019-1, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (c)		192	189,771
Series 2019-2, Class M1B 1 .935% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (c)		222	218,757
Series 2020-1, Class M1A 1.135% (LIBOR 1 Month + 0.95%), 02/25/2030(b) (c)		185	182,570

			4,765,018

Agency Floating Rate – 1.4%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 0.685% (LIBOR 1 Month + 0.50%), 06/15/2039(c)		503	504,393
Series 4286, Class VF 0.635% (LIBOR 1 Month + 0.45%), 12/15/2043(c)		482	482,464
Federal National Mortgage Association REMICs Series 2013-57, Class FN 0.535% (LIBOR 1 Month + 0.35%), 06/25/2043(c)		384	382,119
Series 2014-49, Class AF 0.69% (LIBOR 1 Month + 0.32%), 08/25/2044(c)		562	561,952
NCUA Guaranteed Notes Trust Series 2010-R3, Class 1A 0.734% (LIBOR 1 Month + 0.56%), 12/08/2020 (c)		1,300	1,297,404

			3,228,332

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		845	871,533
Federal National Mortgage Association REMICs Series 2014-54, Class LA 3.00%, 02/25/2044		220	224,850
Series 2015-72, Class PC 3.00%, 10/25/2043		257	258,300

			1,354,683

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.0%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.285% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (c)	U.S.$	105	$96,506

Total Collateralized Mortgage Obligations (cost $9,560,193)			9,444,539

ASSET-BACKED SECURITIES – 3.2%
Autos - Fixed Rate – 1.9%
Americredit Automobile Receivables Trust Series 2019-1, Class A2A 2.93%, 06/20/2022		191	191,821
AmeriCredit Automobile Receivables Trust Series 2020-1, Class A2A 1.10%, 03/20/2023		820	822,467
Exeter Automobile Receivables Trust Series 2019-2A, Class A 2.93%, 07/15/2022(b)		68	68,148
Series 2019-3A, Class B 2.58%, 08/15/2023(b)		520	525,912
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(b)		290	293,194
Flagship Credit Auto Trust Series 2017-4, Class A 2.07%, 04/15/2022(b)		2	1,694
Series 2019-4, Class B 2.53%, 11/17/2025(b)		590	602,994
Ford Credit Auto Owner Trust Series 2016-1, Class A 2.31%, 08/15/2027(b)		607	612,658
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, 09/15/2022		558	559,428
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(b)		443	439,151
Series 2019-2A, Class A 3.42%, 05/25/2025(b)		403	398,696

			4,516,163

Other ABS - Fixed Rate – 0.7%
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(b)		100	95,461
Marlette Funding Trust Series 2018-3A, Class A 3.20%, 09/15/2028(b)		11	10,795
Series 2019-1A, Class A 3.44%, 04/16/2029(b)		240	242,577
Series 2019-3A, Class A 2.69%, 09/17/2029(b)		257	258,620

	Principal Amount (000)		U.S. $ Value

Series 2020-1A, Class A 2.24%, 03/15/2030(b)	U.S.$	157	$157,063
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(b)		136	136,637
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/2025(b)		7	7,103
Series 2016-3, Class A 3.05%, 12/26/2025(b)		7	7,339
Series 2017-2, Class A 3.28%, 02/25/2026(b)		39	39,028
Series 2017-5, Class A2 2.78%, 09/25/2026(b)		201	202,890
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(b)		151	152,339
Series 2019-3, Class A 2.90%, 05/25/2028(b)		246	248,969

			1,558,821

Credit Cards - Fixed Rate – 0.6%
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31%, 08/15/2024		935	938,846
Series 2018-A, Class A 3.07%, 12/16/2024		590	597,733

			1,536,579

Total Asset-Backed Securities (cost $7,567,344)			7,611,563

AGENCIES – 2.9%
Agency Debentures – 2.9%
Federal Home Loan Bank 1.375%, 02/17/2023		750	772,238
2.50%, 02/13/2024		445	480,035
3.00%, 10/12/2021		1,450	1,502,258
Federal National Mortgage Association 2.50%, 02/05/2024		810	873,504
2.75%, 06/22/2021		2,217	2,272,403
2.875%, 10/30/2020		1,042	1,051,065

Total Agencies (cost $6,709,802)			6,951,503

MORTGAGE PASS-THROUGHS – 1.4%
Agency Fixed Rate 30-Year – 1.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		1,423	1,530,325
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		1,016	1,165,704

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2002 7.50%, 03/15/2032	U.S.$	48	$56,440
Series 2009 5.00%, 10/15/2039		387	439,612

			3,192,081

Agency Fixed Rate 15-Year – 0.1%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		93	97,077
6.50%, 03/01/2026		122	128,867
Federal National Mortgage Association Series 2006 6.00%, 12/01/2021		1	952

			226,896

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 3.082% (LIBOR 6 Month + 0.00%), 01/01/2037 (c)		2	1,841

Total Mortgage Pass-Throughs (cost $3,293,228)			3,420,818

COLLATERALIZED LOAN OBLIGATIONS – 0.9%
CLO - Floating Rate – 0.9%
Dryden CLO Ltd. Series 2020-77A, Class A 2.374% (LIBOR 3 Month + 2.00%), 05/20/2031(b) (c)		275	275,678
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (c)		320	301,780
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (c)		250	241,239
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.308% (LIBOR 3 Month + 1.90%), 04/20/2031(b) (c)		404	405,315
Magnetite CLO Ltd. Series 2020-26A, Class A 1.949% (LIBOR 3 Month + 1.75%), 07/15/2030(b) (c)		472	471,872
OCP CLO Ltd. Series 2020-18A, Class A 2.053% (LIBOR 3 Month + 1.80%), 04/20/2030(b) (c)		418	418,950
Voya CLO Ltd. Series 2019-1A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (c)		130	114,820

	Principal Amount (000)		U.S. $ Value

Total Collateralized Loan Obligations (cost $2,268,933)			$2,229,654

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
China – 0.2%
Sinopec Group Overseas Development 2018 Ltd. 2.50%, 08/08/2024(b) (cost $514,980)	U.S.$	516	534,221

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
State of California 5.70%, 11/01/2021 (cost $373,860)		350	373,856

SHORT-TERM INVESTMENTS – 18.2%
U.S. Treasury Bills – 18.1%
U.S. Treasury Bill Zero Coupon, 07/16/2020-09/10/2020 (cost $43,220,952)		43,230	43,221,390

Short-Term Municipal Notes – 0.1%
New York – 0.1%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $139,489)		135	139,749

Total Short-Term Investments (cost $43,360,441)			43,361,139

Total Investments – 98.4% (cost $231,892,676)(f)			234,014,152
Other assets less liabilities – 1.6%			3,810,808

Net Assets – 100.0%			$237,824,960

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	1	September 2020	$157,484	$2,342
U.S. T-Note 2 Yr (CBT) Futures	536	September 2020	118,363,876	13,162
U.S. T-Note 5 Yr (CBT) Futures	32	September 2020	4,023,750	3,225
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	12	September 2020	1,670,063	(7,009)

				$11,720

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00%	Quarterly	0.78%	USD	1,139	$13,546	$13,262	$284
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.78	USD	1,082	12,075	13,702	(1,627)

						$25,621	$26,694	$(1,343)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.48%	USD	147	$28,516	$11,588	$16,928
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	295	57,225	21,894	35,331
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	295	57,225	21,149	36,076
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	363	70,416	25,146	45,270
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	119	23,084	8,021	15,063
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	118	22,890	7,953	14,937
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	113	21,920	7,787	14,133
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	289	56,038	51,131	4,907

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co. International plc
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.51%	USD	308	$(128)	$64,120	$(64,248)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	147	(45,923)	(22,296)	(23,627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	24	(7,497)	(3,819)	(3,678)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	147	(45,935)	(16,627)	(29,308)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	295	(92,183)	(32,630)	(59,553)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	118	(36,873)	(14,792)	(22,081)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	99	(30,936)	(12,410)	(18,526)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	165	(51,559)	(20,683)	(30,876)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	117	(36,560)	(15,149)	(21,411)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	23	(7,187)	(2,926)	(4,261)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	376	(117,525)	(44,797)	(72,728)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	113	(35,320)	(13,463)	(21,857)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	750	(234,300)	(91,042)	(143,258)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	209	$(65,292)	$(12,298)	$(52,994)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	607	(189,627)	(48,633)	(140,994)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	132	(41,237)	(10,576)	(30,661)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	168	(52,483)	(13,746)	(38,737)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	330	(103,092)	(31,107)	(71,985)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	504	(157,450)	(32,213)	(125,237)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	860	(268,664)	(58,746)	(209,918)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	445	(139,018)	(31,542)	(107,476)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	499	(155,888)	(40,552)	(115,336)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	160	(49,984)	(24,300)	(25,684)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	133	(41,549)	(21,477)	(20,072)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	186	(58,107)	(30,468)	(27,639)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	58	(18,124)	(7,349)	(10,775)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	40	(12,496)	(5,043)	(7,453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	402	(125,585)	(48,708)	(76,877)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	139	$(43,424)	$(16,991)	$(26,433)

						$(1,926,632)	$(505,594)	$(1,421,038)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $21,576,919 or 9.1% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(d)	IO - Interest Only.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.934%, 05/27/2023	06/07/2019	$221,593	$208,574	0.09%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.884%, 10/27/2022	10/11/2019	107,148	101,457	0.04%

(f)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,383,971 and gross unrealized depreciation of investments was $(2,673,157), resulting in net unrealized appreciation of $710,814.

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

NCUA – National Credit Union Administration

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$129,784,884	$—	$129,784,884
Corporates - Investment Grade	—	15,907,857	—	15,907,857
Commercial Mortgage-Backed Securities	—	14,394,118	—	14,394,118
Collateralized Mortgage Obligations	—	9,444,539	—	9,444,539
Asset-Backed Securities	—	7,611,563	—	7,611,563
Agencies	—	6,951,503	—	6,951,503
Mortgage Pass-Throughs	—	3,420,818	—	3,420,818
Collateralized Loan Obligations	—	2,229,654	—	2,229,654
Quasi-Sovereigns	—	534,221	—	534,221
Local Governments - US Municipal Bonds	—	373,856	—	373,856
Short-Term Investments:
U.S. Treasury Bills	—	43,221,390	—	43,221,390
Short-Term Municipal Notes	—	139,749	—	139,749

Total Investments in Securities	—	234,014,152	—	234,014,152
Other Financial Instruments(a):
Assets:
Futures	18,729	—	—	18,729
Centrally Cleared Credit Default Swaps	—	25,621	—	25,621
Credit Default Swaps	—	337,314	—	337,314
Liabilities:
Futures	(7,009)	—	—	(7,009)
Credit Default Swaps	—	(2,263,946)	—	(2,263,946)

Total	$11,720	$232,113,141	$—	$232,124,861 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

The amount of $2,696,884 for Asset-Backed Securities was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.